Subsequent Events (Details) - USD ($)				1 Months Ended	3 Months Ended
	Dec. 31, 2023	Mar. 30, 2023	Mar. 29, 2023	Jan. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events (Details) [Line Items]
Exercise price decreased					2,021,599
Exercised options					$ 0.77
Minimum paid amount	$ 1,500
Exceed amount	$ 3,000
Pre funded warrants			10,357,139
Offering expenses payable			$ 7,081
Price per share						$ 5.14
Over-Allotment Option [Member]
Subsequent Events (Details) [Line Items]
Price per share					0.42
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Sale of ordinary shares				$ 1,949,029
Total amount				2,190
Net issuance cost				$ 90
Exercise price					$ 2,199,000
Forecast [Member]
Subsequent Events (Details) [Line Items]
Interest repayments		70.00%
Interest rate		10.00%
Restructuring percent		1.00%
Percentage incremental		3.00%
Exercise price per share		$ 0.42
Private Warrants			$ 0.4199
Exercise price			$ 0.0001
Offering expenses payable			$ 4,350
Board of Directors [Member]
Subsequent Events (Details) [Line Items]
Exercise price decreased					522,507
Consultant and Directors [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Exercise price					$ 16,859,000